ADOPTION OF IFRS 9 AND IFRS 15	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations [text block] [Abstract]
Disclosure of initial application of standards or interpretations [text block]

50    Adoption of IFRS 9 and IFRS 15

The following table summarises the adjustments arising on the adoption of IFRS 9 and IFRS 15 (see below) to the Group’s balance sheet as at 1 January 2018.

	As at 31 December 2017 £m	IFRS 9: Classification £m	IFRS 9: Measurement £m	IFRS 9: Impairment £m	IFRS 15 £m	Adjusted as at 1 January 2018 £m
Assets
Cash and balances at central banks	58,521	–	–	–	–	58,521
Items in course of collection from banks	755	–	–	–	–	755
Financial assets at fair value through profit or loss	45,608	3,568	(12)	–	–	49,164
Derivative financial instruments	24,152	(360)	–	–	–	23,792
Loans and advances to banks	4,274	(90)	–	(1)	–	4,183
Loans and advances to customers	465,555	(3,662)	84	(1,022)	–	460,955
Debt securities	3,637	(329)	–	–	–	3,308
Due from fellow Lloyds Banking Group undertakings	6,195	–	–	–	–	6,195
Financial assets at amortised cost	479,661	(4,081)	84	(1,023)	–	474,641
Financial assets at fair value through other comprehensive income		42,590	(55)	–	–	42,535
Available-for-sale financial assets	41,717	(41,717)	–	–	–
Goodwill	474	–	–	–	–	474
Other intangible assets	2,666	–	–	–	–	2,666
Property, plant and equipment	9,062	–	–	–	–	9,062
Current tax recoverable	16	–	–	–	–	16
Deferred tax assets	3,104	–	(1)	300	3	3,406
Retirement benefit assets	723	–	–	–	–	723
Assets of held-for-sale disposal group	154,227	–	(213)	(7)	–	154,007
Other assets	2,344	–	–	(3)	–	2,341
Total assets	823,030	–	(197)	(733)	3	822,103
Equity and liabilities
Liabilities
Deposits from banks	28,888	–	–	–	–	28,888
Customer deposits	418,124	–	–	–	–	418,124
Due to fellow Lloyds Banking Group undertakings	13,237	–	–	–	–	13,237
Items in course of transmission to banks	579	–	–	–	–	579
Financial liabilities at fair value through profit or loss	50,874	48	10	–	–	50,932
Derivative financial instruments	24,699	–	–	–	–	24,699
Notes in circulation	1,313	–	–	–	–	1,313
Debt securities in issue	61,865	(48)	–	–	–	61,817
Liabilities of held-for-sale disposal group	146,518	–	–	(3)	–	146,515
Other liabilities	4,540	–	–	–	14	4,554
Retirement benefit obligations	281	–	–	–	–	281
Current tax liabilities	827	–	–	–	–	827
Other provisions	5,309	–	–	243	–	5,552
Subordinated liabilities	14,782	–	–	–	–	14,782
Total liabilities	771,836	–	10	240	14	772,100
Equity
Shareholders’ equity	47,598	–	(207)	(973)	(11)	46,407
Other equity instruments	3,217	–	–	–	–	3,217
Non-controlling interests	379	–	–	–	–	379
Total equity	51,194	–	(207)	(973)	(11)	50,003
Total equity and liabilities	823,030	–	(197)	(733)	3	822,103

The following table summarises the adjustments arising on the adoption of IFRS 9 and IFRS 15 (see below) to the Bank’s balance sheet as at 1 January 2018.

	As at 31 December 2017 £m	IFRS 9: Classification and measurement[1] £m	IFRS 9: Impairment £m	IFRS 15 £m	Adjusted as at 1 January 2018 £m
Assets
Cash and balances at central banks	55,835	–	–	–	55,835
Items in course of collection from banks	490	–	–	–	490
Financial assets at fair value through profit or loss	43,977	(713)	–	–	43,264
Derivative financial instruments	26,764	–	–	–	26,764
Loans and advances to banks	3,611	(85)	(1)	–	3,525
Loans and advances to customers	170,804	(226)	(464)	–	170,114
Debt securities	3,182	–	–	–	3,182
Due from fellow Lloyds Banking Group undertakings	163,460	1,967	(49)	–	165,378
Financial assets at amortised cost	341,057	1,656	(514)	–	342,199
Financial assets at fair value through other comprehensive income		41,623	–	–	41,623
Available-for-sale financial assets	42,566	(42,566)	–	–
Other intangible assets	1,415	–	–	–	1,415
Property, plant and equipment	3,252	–	–	–	3,252
Deferred tax assets	1,995	–	151	–	2,146
Investment in subsidiary undertakings	32,878	–	–	–	32,878
Retirement benefit assets	673	–	–	–	673
Assets of held-for-sale disposal group	7,622	–	–	–	7,622
Other assets	1,117	–	(3)	–	1,114
Total assets	559,641	–	(366)	–	559,275
Equity and liabilities
Liabilities
Deposits from banks	7,538	–	–	–	7,538
Customer deposits	234,397	–	–	–	234,397
Due to fellow Lloyds Banking Group undertakings	112,769	–	–	–	112,769
Items in course of transmission to banks	304	–	–	–	304
Financial liabilities at fair value through profit or loss	51,045	–	–	–	51,045
Derivative financial instruments	28,267	–	–	–	28,267
Debt securities in issue	48,158	–	–	–	48,158
Other liabilities	4,204	–	–	–	4,204
Retirement benefit obligations	143	–	–	–	143
Current tax liabilities	105	–	–	–	105
Other provisions	2,593	–	106	–	2,699
Subordinated liabilities	9,341	–	–	–	9,341
Total liabilities	498,864	–	106	–	498,970
Equity
Shareholders’ equity	57,560	–	(472)	–	57,088
Other equity instruments	3,217	–	–	–	3,217
Total equity	60,777	–	(472)	–	60,305
Total equity and liabilities	559,641	–	(366)	–	559,275

1	There were no remeasurement adjustments on transition to IFRS 9.

IFRS 9 Financial Instruments

Impairment

The Group adopted IFRS 9 from 1 January 2018. In accordance with the transition requirements of IFRS 9, comparative information for 2017 has not been restated and transitional adjustments have been accounted for through retained earnings as at 1 January 2018, the date of initial application; and as a result shareholders’ equity reduced by £1,180 million, driven by the effects of additional impairment provisions following the implementation of the expected credit loss methodology and measurement adjustments following the reclassification of certain financial assets to be measured at fair value rather than amortised cost. It is not practicable to quantify the impact of adoption of IFRS 9 on the results for the current period.

The following table summarises the impact of the transitional adjustment on the Group’s loss allowances at 1 January 2018:

The Group	IAS 39 allowance at 31 December 2017 £m	Transitional adjustment to loss allowance £m	IFRS 9 loss allowance at 1 January 2018 £m
Loans and advances to banks	–	1	1
Loans and advances to customers	2,195	1,022	3,217
Debt securities	3	–	3
Other	–	3	3
	2,198	1,026	3,224
Provisions for undrawn commitments and financial guarantees	30	243	273
Assets of held-for-sale disposal group	–	7	7
Total loss allowance	2,228	1,276	3,504

There were no impacts on the Group’s loss allowances as a result of changes in the measurement category of financial assets at 1 January 2018.

The following table summarises the impact of the transitional adjustment on the Bank’s loss allowances at 1 January 2018:

The Bank	IAS 39 allowance at 31 December 2017 £m	Transitional adjustment to loss allowance £m	IFRS 9 loss allowance at 1 January 2018 £m
Loans and advances to banks	–	1	1
Loans and advances to customers	1,111	464	1,575
Other	–	3	3
Due from fellow Lloyds Banking Group undertakings	–	49	49
	1,111	517	1,628
Provisions for undrawn commitments and financial guarantees	18	106	124
Total loss allowance	1,129	623	1,752

There were no impacts on the Group’s loss allowances as a result of changes in the measurement category of financial assets at 1 January 2018.

The key drivers for the provision movements from IAS 39 to IFRS 9 for the Group are as follows:

–	Latent risk: under IAS 39 provisions were held against losses that had been incurred at the balance sheet date but had either not been specifically identified or not been adequately captured in the provisioning models. Under IFRS 9 assets which had not defaulted are allocated to Stages 1 and 2 and an appropriate expected credit loss allowance made.
–	12-month expected loss: IFRS 9 requires that for financial assets where there has been no significant increase in credit risk since origination (Stage 1) a loss allowance equivalent to 12-month expected credit losses should be held. Under IAS 39 these balances would not be specifically provided against although a provision for latent risk would be held.
–	Lifetime expected credit loss: financial assets that have experienced a significant increase in credit risk since initial recognition (Stage 2) and credit impaired assets (Stage 3) are required to carry a lifetime expected credit loss allowance. Under IAS 39, Stage 2 assets were treated as performing and consequently no specific impairment provision was held, although a proportion of the provision held against latent risks was held against these assets. Assets treated as impaired under IAS 39 carried a provision reducing the carrying value to the estimated recoverable amount.
–	Undrawn commitments: IFRS 9 requires a loss allowance to be held against undrawn lending commitments. Previously, an impairment provision would only have been held in the event that the commitment was irrevocable and a loss event had occurred.
–	Multiple economic scenarios: IFRS 9 requires that the expected credit loss allowance should reflect an unbiased range of possible future economic outcomes. This was not required under IAS 39.

Reclassifications

On transition to IFRS 9, the Group assessed its business models in order to determine the appropriate classification. The Retail and Commercial Banking loan books are generally held to collect contractual cash flows until the lending matures and met the criteria to remain at amortised cost. Certain portfolios which are subject to higher levels of sales were reclassified as fair value through other comprehensive income. Within the Group’s insurance business, assets are managed on a fair value basis and so continued to be accounted for at fair value through profit or loss.

At 1 January 2018, the Group was required to reclassify certain assets from fair value through profit or loss to fair value through other comprehensive income; these assets were sold during the course of the year. If these assets had not been reclassified, the Group would have recognised a loss of £0.2 million in the period before being sold. The effective interest rate applied to these assets on 1 January 2018 was 1.97 per cent, and the interest revenue recognised prior to the sale was £20 million.

Remeasurements

There has been a pre-tax charge of £229 million (£207 million net of tax) arising from the reclassification of financial assets and liabilities to fair value through profit or loss and fair value through other comprehensive income and consequent remeasurement to fair value.

IFRS 15 Revenue from Contracts with Customers

The Group has adopted IFRS 15 from 1 January 2018 and in nearly all cases the Group’s existing accounting policy was consistent with the requirements of IFRS 15; however, certain income streams within the Group’s car leasing business are now deferred, resulting in an additional £14 million being recognised as deferred income at 1 January 2018 with a corresponding debit of £11 million, net of tax, to shareholders’ equity. As permitted by the transition options under IFRS 15, comparative figures for the prior year have not been restated. The impact of adoption of IFRS 15 on the current period is not material.

There has been no impact on the Bank.